Segment Information - Summary Assets by Reportable Segment , Excluding Intercompany Receivables (Detail) - USD ($) $ in Millions	Mar. 26, 2016	Jun. 27, 2015	Jun. 28, 2014
Segment Reporting Information [Line Items]
Total assets	$ 3,440.1	$ 3,390.9	$ 3,239.8
Performance Foodservice [Member]
Segment Reporting Information [Line Items]
Total assets	1,945.2	1,915.7	1,853.6
PFG Customized [Member]
Segment Reporting Information [Line Items]
Total assets	649.5	649.8	641.0
Vistar [Member]
Segment Reporting Information [Line Items]
Total assets	600.0	539.2	501.3
Corporate & All Other
Segment Reporting Information [Line Items]
Total assets	$ 245.4	$ 286.2	$ 243.9